Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries and their geographic location [Table Text Block]

As at December 31, 2022:

Entity	Jurisdiction	Participation	Functional currency
Osisko Bermuda Limited	Bermuda	100%	United States dollar
Osisko Mining (USA) Inc.	Delaware	100%	United States dollar

As at December 31, 2021:

Entity	Jurisdiction	Participation	Functional currency
Osisko Bermuda Limited	Bermuda	100%	United States dollar
Osisko Mining (USA) Inc.	Delaware	100%	United States dollar
Osisko Development Corp. (i)	Québec	75.1%	Canadian dollar

Disclosure of detailed Information about financial instruments [Table Text Block]
Category	Financial instrument

Financial assets at amortized cost	Cash
Notes and loans receivable Revenues receivable from royalty, stream and other interests Interest income receivable Amounts receivable from associates and other receivables Reclamation deposits (i)

Financial assets at fair value through profit or loss	Investments in derivatives and convertible debentures

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities Liability component of convertible debentures Borrowings under revolving credit facilities Equipment financings (i)

i) Related exclusively to Osisko Development, which was deconsolidated on September, 30, 2022 (Note 31).

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Leasehold improvements	Lease term
Furniture and office equipment	3-5 years
Right-of-use assets	Shorter of useful life and lease term